Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Revenue	$ 1,617,194	$ 986,847
Total assets	2,876,123	2,661,752
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	745,630	398,024
Total assets	1,376,413	1,247,173
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	725,560	443,772
Total assets	1,056,093	959,163
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	146,004	145,051
Total assets	$ 443,617	$ 455,416